Events (Unaudited) Subsequent to the Date of the Independent Auditors Report - Supplemental Agreement (Details) - Subsequent event	Jan. 02, 2025 shares
Bay Point
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Shares issued in exchange for agreement	100,000
Catalytic
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Shares issued in exchange for agreement	100,000